PROFIT ON DISPOSAL OF SUBSIDIARIES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Ownership interest percentage		99.90%
Common stock of outstanding percentage		100.00%
Number of common stock issued	2,047,500
Promissory note from Qpagos Corporation		$ 130,000
Consideration for Acquisition		$ 2,250,000
GlobalConsultingAlliance [Member]
Number of common stock issued		2,047,500
Andrey Novikov [Member]
Number of common stock issued		56,250
Joseph Abrams [Member]
Number of common stock issued		33,750
Gaston Pereira [Member]
Number of common stock issued		112,500